Depreciation, Amortization, and Impairment (Details) - Schedule of depreciation, amortization and impairment charges - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization
Depreciation of property, plant, and equipment	$ (56,311)	$ (52,855)	$ (54,987)
Amortization of Intangible assets	(25,384)	(26,348)	(24,293)
Depreciation right of use assets	(27,731)	(26,889)
Total depreciation and amortization	(109,426)	(106,092)	(79,280)
Impairment of property, plant, and equipment		(1,013)	(39)
Impairment of right of use assets	(638)	(1,713)
Impairment of intangibles
Total impairment	(638)	(2,726)	(39)
Total	$ (110,064)	$ (108,818)	$ (79,319)